Interest rate benchmark reform - Significant exposures impacted by the interest rate benchmark reform - Derivative notional contract amount (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 47,412,915	£ 42,625,605
IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	6,402,147	12,688,971
IBOR Reform | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	429,081	2,606,513
IBOR Reform | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	5,432,774	6,636,284
IBOR Reform | EUR LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	7,811	1,082,190
IBOR Reform | JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	263,180	1,940,722
IBOR Reform | CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	37,296	179,305
IBOR Reform | Others
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	232,005	243,957
IBOR Reform | OTC | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	2,743,182	4,708,416
IBOR Reform | OTC | Interest rate derivatives | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	245,604	596,564
IBOR Reform | OTC | Interest rate derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	2,283,077	2,832,339
IBOR Reform | OTC | Interest rate derivatives | EUR LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	7,811	457,844
IBOR Reform | OTC | Interest rate derivatives | JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	140,357	754,206
IBOR Reform | OTC | Interest rate derivatives | CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	4,396	25,681
IBOR Reform | OTC | Interest rate derivatives | Others
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	61,937	41,782
IBOR Reform | OTC | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	802,299	870,903
IBOR Reform | OTC | Foreign exchange derivatives | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	183,477	155,285
IBOR Reform | OTC | Foreign exchange derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	461,680	589,332
IBOR Reform | OTC | Foreign exchange derivatives | EUR LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	0
IBOR Reform | OTC | Foreign exchange derivatives | JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	122,823	93,108
IBOR Reform | OTC | Foreign exchange derivatives | CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	32,900	31,257
IBOR Reform | OTC | Foreign exchange derivatives | Others
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	1,419	1,921
IBOR Reform | OTC | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	9,949	14,896
IBOR Reform | OTC | Equity and stock index derivatives | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	1,845
IBOR Reform | OTC | Equity and stock index derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	9,949	7,946
IBOR Reform | OTC | Equity and stock index derivatives | EUR LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	544
IBOR Reform | OTC | Equity and stock index derivatives | JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	1,929
IBOR Reform | OTC | Equity and stock index derivatives | CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	491
IBOR Reform | OTC | Equity and stock index derivatives | Others
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	2,141
IBOR Reform | Cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	2,380,378	6,458,375
IBOR Reform | Cleared by central counterparty | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	1,552,637
IBOR Reform | Cleared by central counterparty | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	2,211,729	2,872,962
IBOR Reform | Cleared by central counterparty | EUR LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	623,802
IBOR Reform | Cleared by central counterparty | JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	1,091,479
IBOR Reform | Cleared by central counterparty | CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	119,382
IBOR Reform | Cleared by central counterparty | Others
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	168,649	198,113
IBOR Reform | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	466,339	636,381
IBOR Reform | Exchange traded derivatives | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	300,182
IBOR Reform | Exchange traded derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	466,339	333,705
IBOR Reform | Exchange traded derivatives | EUR LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	0
IBOR Reform | Exchange traded derivatives | JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	0
IBOR Reform | Exchange traded derivatives | CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	0	2,494
IBOR Reform | Exchange traded derivatives | Others
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 0	£ 0